Other Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2011	2012
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$8,211	7,582
Payable for purchases of equipment	2,276	1,694
Accrued software maintenance	1,830	2,006
Accrued payroll and related expenses	3,837	4,144
Accrued professional service fee	1,210	1,025
Accrued warranty costs	78	197
Accrued insurance, welfare expenses, etc.	5,721	7,077
	$23,163	23,725

Schedule of Product Warranty Liability [Table Text Block]

The movement in accrued warranty costs for the years ended December 31, 2010, 2011 and 2012 is as follows:

Period	Balance at beginning of year	Additions (reversal) charged to expense	Amounts utilized	Balance at end of year
	(in thousands)

Year ended December 31, 2010	$679	3,772	(3,772)	679
Year ended December 31, 2011	$679	(321)	(280)	78
Year ended December 31, 2012	$78	856	(737)	197